Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Lotus Technology Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001962746
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1